Prepayments and deposits	12 Months Ended
Oct. 31, 2021
Prepayments And Deposits [Abstract]
Prepayments and deposits	Prepayments and deposits

	October 31, 2021	October 31, 2020
	$	$
Prepaid lease deposits	886,951	33,501
Prepaid equipment deposits	3,231,836	—
Prepaid insurance	3,839,880	59,582
Other prepaids	688,331	870,868
	8,646,998	963,951